Employee Benefits - Summary of Expense Recognized in Income or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Current service cost	$ 116,506	$ 55,437
Net interest cost	158	1,738
Plan administration expenses	1,794	112
Net settlement	82	55
Pension expense	118,540	57,342
Actual return on plan assets	(23,379)	861
TFI International pension plans [Member]
Disclosure of defined benefit plans [line items]
Current service cost	539	619
Net interest cost	382	363
Plan administration expenses	59	112
Net settlement	0	55
Pension expense	980	1,149
Actual return on plan assets	(1,718)	(247)
TForce Freight pension plans [Member]
Disclosure of defined benefit plans [line items]
Current service cost	115,967	54,818
Net interest cost	(224)	1,375
Plan administration expenses	1,735	0
Net settlement	82	0
Pension expense	117,560	56,193
Actual return on plan assets	$ (21,661)	$ 1,108